UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
REVENUE
REVENUE	$ 18,585,525	$ 5,498,653
COST OF REVENUE
COST OF REVENUE	(12,386,236)	(3,987,558)
GROSS PROFIT	6,199,289	1,511,095
OPERATING EXPENSES
Selling expenses	(3,076,861)	(223,821)
General and administrative expenses	(3,809,799)	(1,740,278)
Research and development expenses	(188,381)	(12,784)
Total operating expenses, net	(7,075,041)	(1,976,883)
NET LOSS FROM OPERATIONS	(875,752)	(465,788)
OTHER INCOME (EXPENSES)
Interest income	7,595	13,854
Other income	27	2,521
Total other income, net	7,622	16,375
NET LOSS BEFORE TAXES	(868,130)	(449,413)
Income tax expenses	(205,963)	(29,752)
NET LOSS	(1,074,093)	(479,165)
Net loss attributable to non-controlling interests	(2,177)	0
Net loss attributable to shareholders	(1,071,916)	(479,165)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment attributable to non-controlling interests	(40)	0
Foreign currency translation adjustment attributable to shareholders	255,304	(131,684)
Total comprehensive income (loss)	255,264	(131,684)
COMPREHENSIVE LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(2,217)	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO DECENT’S SHAREHOLDERS	$ (816,612)	$ (610,849)
Weighted average shares outstanding during the year – diluted (in Shares)	1,744,319	650,000
Weighted average shares outstanding during the year – basic (in Shares)	1,744,319	650,000
Earnings (Loss) per Ordinary Share – diluted (in Dollars per share)	$ (0.61)	$ (0.74)
(Loss) Earnings per Ordinary Share – basic (in Dollars per share)	$ (0.61)	$ (0.74)
Wastewater treatment revenue
REVENUE
REVENUE	$ 9,186,084	$ 493,123
COST OF REVENUE
COST OF REVENUE	(7,220,924)	(401,310)
River water quality management revenue
REVENUE
REVENUE	4,297,180	4,728,449
COST OF REVENUE
COST OF REVENUE	(3,288,423)	(3,424,737)
Product sales revenue
REVENUE
REVENUE	1,344,830	277,081
COST OF REVENUE
COST OF REVENUE	(1,004,580)	(161,511)
Training revenue
REVENUE
REVENUE	3,502,890	0
COST OF REVENUE
COST OF REVENUE	(872,309)	0
Others
REVENUE
REVENUE	$ 254,541	$ 0